Taxes Payable - Schedule of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Taxes payable [abstract]
Contributions over revenue (PIS and COFINS)	R$ 26,613	R$ 22,212
Taxes on services (ISS)	6,839	9,504
Withholding income tax	6,130	8,527
Withholding taxes from services taken	2,527	4,838
Income tax (IRPJ and CSLL)	2,181	5,944
Social security levied on gross revenue (INSS)	221	123
Other taxes and contributions	429	421
Total taxes payable	R$ 44,940	R$ 51,569